Changes in Liabilities Arising from Financing Activities	12 Months Ended
Dec. 31, 2019
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Changes in Liabilities Arising from Financing Activities
33. CHANGES IN LIABILITIES ARISING FROM FINANCING ACTIVITIES
The table below shows the changes in liabilities arising from financing activities.

	Group
	2019					2018
	Balance sheet line item					Balance sheet line item
	Debt securities in issue £m	Subordinated liabilities £m	Other equity instruments £m	Dividends paid £m	Total £m	Debt securities in issue £m	Subordinated liabilities £m	Other equity instruments £m	Dividends paid £m	Total £m
At 1 January	46,692	3,601	1,991	0	52,284	42,633	3,793	2,281	—	48,707
Cash flows from financing activities	(3,839)	0	196	(469)	(4,112)	4,615	(277)	(290)	(1,318)	2,730
Cash flows from operating activities	(529)	0	0	0	(529)	(2,522)	69	—	—	(2,453)
Non-cash changes:
– Unrealised foreign exchange	(1,320)	(50)	0	0	(1,370)	1,371	149	—	—	1,520
– Other changes	125	(23)	4	469	575	595	(133)	—	1,318	1,780

At 31 December	41,129	3,528	2,191	0	46,848	46,692	3,601	1,991	—	52,284